Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 30, 2015
Supplement [Text Block]	dbxetf2_SupplementTextBlock

August 1, 2016

DBX ETF TRUST

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

(each, a “Fund”)

Supplement to the Prospectus

dated September 30, 2015

Effective August 1, 2016, the Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF.

Accordingly, effective that date, the Prospectus for each Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 300 China A-Shares ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.65
Other Expenses	None
Total Annual Fund Operating Expenses	0.65

The following table replaces the “Example” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 300 China A-Shares ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.65
Other Expenses	None
Total Annual Fund Operating Expenses	0.65

The following table replaces the “Example” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 500 China A-Shares ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf2_SupplementTextBlock

August 1, 2016

DBX ETF TRUST

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

(each, a “Fund”)

Supplement to the Prospectus

dated September 30, 2015

Effective August 1, 2016, the Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF.

Accordingly, effective that date, the Prospectus for each Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 300 China A-Shares ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.65
Other Expenses	None
Total Annual Fund Operating Expenses	0.65

The following table replaces the “Example” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 300 China A-Shares ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF | Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf2_SupplementTextBlock

August 1, 2016

DBX ETF TRUST

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

(each, a “Fund”)

Supplement to the Prospectus

dated September 30, 2015

Effective August 1, 2016, the Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF.

Accordingly, effective that date, the Prospectus for each Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.65
Other Expenses	None
Total Annual Fund Operating Expenses	0.65

The following table replaces the “Example” table in the section of the Prospectus entitled “Deutsche X-trackers Harvest CSI 500 China A-Shares ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF | Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810